Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income(4)	Revenue(4)
2024	$21,699,888	$15,060,377	$3,977,504	$2,603,478	$38.73	$121.58	$62,830,000	$712,538,000
2023	$18,225,481	$17,520,173	$2,134,642	$2,659,834	$41.30	$112.69	$53,636,000	$765,147,000
2022	$49,625,708	$(63,878,402)	$5,091,958	$(1,716,524)	$52.08	$94.68	$60,666,000	$886,296,000
2021	$39,051,268	$106,457,022	$2,010,146	$3,844,882	$124.10	$110.71	$140,473,000	$1,306,227,000

Company Selected Measure Name		Total Revenue
Named Executive Officers, Footnote	NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2024	Ashish Arora	Kimball Shill, Don Olsen
2023	Ashish Arora	Kimball Shill, Don Olsen
2022	Ashish Arora	Kimball Shill, Martin F. Petersen, Donald B. Olsen
2021	Ashish Arora	Martin F. Petersen, Gregory Rowberry, Donald B. Olsen

PEO Total Compensation Amount		$ 21,699,888	$ 18,225,481	$ 49,625,708	$ 39,051,268
PEO Actually Paid Compensation Amount		15,060,377	17,520,173	(63,878,402)	106,457,022
Adjustment To PEO Compensation, Footnote	We have made adjustments to the Summary Compensation Table totals - as prescribed by the relevant SEC rules to calculate the amounts disclosed above as "compensation actually paid." These adjustments are disclosed in the table below:
2024 "Compensation Actually Paid" to PEO and the Average Compensation Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO
Total Reported in 2024 Summary Compensation Table (SCT)	$21,699,888	$3,977,504
Less, value of Stock Awards reported in SCT	$(17,000,000)	$(3,020,875)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding*	$6,179,798	$911,521
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$5,046,561	$742,229
Plus, FMV of Awards Granted this Year and that Vested this Year	$—	$—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$(865,870)	$(6,901)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$—	$—
Total Adjustments	$(6,639,511)	$(1,374,026)
Compensation Actually Paid for Fiscal Year 2024	$15,060,377	$2,603,478

* In accordance with the SEC rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. Other than as disclosed below, all other valuation assumptions are materially consistent with the grant date assumptions. See Note 12 to the Consolidated Financial Statements of the Form 10-K filed on March 4, 2025 for additional details on the valuation assumptions used at grant for the most-recently disclosed fiscal year.
The valuation assumptions used to calculate option fair values differed from those disclosed at the time of grant primarily due to difference in the expected life of the awards, which necessarily leads to updated assumptions with respect to volatility and the risk free rate. For the service based restricted stock and RSUs, the fair value is based on our stock price as of the measurement date. For PSUs with performance conditions other than stock price, the fair value is based on our stock price as of the measurement date and our estimate as of the measurement date of the probability and timing of the achievement of the set performance condition.

Non-PEO NEO Average Total Compensation Amount		3,977,504	2,134,642	5,091,958	2,010,146
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,603,478	2,659,834	(1,716,524)	3,844,882
Adjustment to Non-PEO NEO Compensation Footnote	We have made adjustments to the Summary Compensation Table totals - as prescribed by the relevant SEC rules to calculate the amounts disclosed above as "compensation actually paid." These adjustments are disclosed in the table below:
2024 "Compensation Actually Paid" to PEO and the Average Compensation Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO
Total Reported in 2024 Summary Compensation Table (SCT)	$21,699,888	$3,977,504
Less, value of Stock Awards reported in SCT	$(17,000,000)	$(3,020,875)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding*	$6,179,798	$911,521
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$5,046,561	$742,229
Plus, FMV of Awards Granted this Year and that Vested this Year	$—	$—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$(865,870)	$(6,901)
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$—	$—
Total Adjustments	$(6,639,511)	$(1,374,026)
Compensation Actually Paid for Fiscal Year 2024	$15,060,377	$2,603,478

* In accordance with the SEC rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. Other than as disclosed below, all other valuation assumptions are materially consistent with the grant date assumptions. See Note 12 to the Consolidated Financial Statements of the Form 10-K filed on March 4, 2025 for additional details on the valuation assumptions used at grant for the most-recently disclosed fiscal year.
The valuation assumptions used to calculate option fair values differed from those disclosed at the time of grant primarily due to difference in the expected life of the awards, which necessarily leads to updated assumptions with respect to volatility and the risk free rate. For the service based restricted stock and RSUs, the fair value is based on our stock price as of the measurement date. For PSUs with performance conditions other than stock price, the fair value is based on our stock price as of the measurement date and our estimate as of the measurement date of the probability and timing of the achievement of the set performance condition.

Compensation Actually Paid vs. Total Shareholder Return
Total shareholder return in the above chart, in the case of both the Company and our Peer Companies as noted in footnote 3 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on March 25, 2021, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total shareholder return in the above chart, in the case of both the Company and our Peer Companies as noted in footnote 3 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on March 25, 2021, including reinvestment of any dividends.

Tabular List, Table

Most Important Performance Measures for 2024
Operating Income
Q4 Subscription Gross Profit
Machine Point of Sale
Engaged Users

Total Shareholder Return Amount		$ 38.73	41.30	52.08	124.10
Peer Group Total Shareholder Return Amount		121.58	112.69	94.68	110.71
Net Income (Loss)		$ 62,830,000	$ 53,636,000	$ 60,666,000	$ 140,473,000
Company Selected Measure Amount		712,538,000	765,147,000	886,296,000	1,306,227,000
PEO Name		Ashish Arora	Ashish Arora	Ashish Arora	Ashish Arora
Additional 402(v) Disclosure		Our peer group is the S&P Mid Cap 400 Index as reflected in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be if it was invested based on the closing price on the date of our IPO, March 25, 2021 and all dividends were reinvested.
Measure:: 1
Pay vs Performance Disclosure
Name		Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name		Q4 Subscription Gross Profit
Non-GAAP Measure Description		Net Income and Total Revenue, which is our company-selected measure, reflect the numbers reported in our financial statements.
Measure:: 3
Pay vs Performance Disclosure
Name		Machine Point of Sale
Measure:: 4
Pay vs Performance Disclosure
Name		Engaged Users
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,639,511)
PEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,000,000)
PEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,179,798
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,046,561
PEO | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(865,870)
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,374,026)
Non-PEO NEO | Stock Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,020,875)
Non-PEO NEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		911,521
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		742,229
Non-PEO NEO | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,901)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0